PROPERTY, PLANT AND EQUIPMENT, NET - Summary (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
PROPERTY, PLANT AND EQUIPMENT, NET.
Property, plant and equipment	¥ 995,647,251		¥ 833,953,996
Less: Accumulated depreciation	(575,474,216)		(513,940,364)
Property, plant and equipment, net	420,173,035	$ 60,083,945	320,013,632
Furniture
PROPERTY, PLANT AND EQUIPMENT, NET.
Property, plant and equipment	516,646,489		399,918,776
Machinery and equipment
PROPERTY, PLANT AND EQUIPMENT, NET.
Property, plant and equipment	274,038,907		232,110,473
Building
PROPERTY, PLANT AND EQUIPMENT, NET.
Property, plant and equipment	154,577,570		152,378,097
Office and electronic equipment
PROPERTY, PLANT AND EQUIPMENT, NET.
Property, plant and equipment	34,408,262		34,892,580
Leasehold improvement
PROPERTY, PLANT AND EQUIPMENT, NET.
Property, plant and equipment	11,524,486		10,878,525
Motor vehicles
PROPERTY, PLANT AND EQUIPMENT, NET.
Property, plant and equipment	¥ 4,451,537		¥ 3,775,545